Note 6 - Fully Benefit-Responsive Investment Contract	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Fully Benefit-Responsive Investment Contract [Text Block]

NOTE 6 - Fully Benefit-Responsive Investment Contract -

In October 2020, the Plan entered into a benefit-responsive investment contract with Great-West Life & Annuity Insurance Company (GWI), specifically the Group Unallocated Fixed Deferred Annuity contract (the “Contract”). The Contract, a traditional guaranteed investment contract, maintains the contributions in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The contract is included in the financial statements at contract value as reported to the Plan by GWI. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

The guaranteed interest contract issuer is contractually obligated to repay the principal and interest earned at a specified interest rate that is guaranteed to the Plan.

The guaranteed investment contract is fully benefit-responsive, and as such contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the guaranteed interest contract. There are no reserves against contract value for credit risk of the contract issuer or otherwise.

b1BANK EMPLOYEE RETIREMENT PLAN AND TRUST

The fair value of the investment contract was $2,977,251 and $2,295,942 at December 31, 2025 and 2024, respectively. The average crediting interest rate is calculated by dividing the annual interest credited to the participants during the plan year by the average annual fair value of the investment. The separate account guaranteed interest contract does not allow the crediting interest rate below zero percent.

Average Yields	2025	2024
Based on actual earnings	1.55%	1.38%
Based on interest rate credited to participants	1.45%	1.45%

Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) complete or partial termination of the Plan, (2) the establishment or activation of, or material change in, any Plan investment fund, or an amendment to the Plan or a change in the administration or operation of the Plan, including offering a competing fund (a fund with similar investment strategies and assets as the Contract) without the approval of GWI. The guaranteed interest contract permits contract termination with sufficient notice or with other violations of the contractual terms. The Plan administrator does not believe that any events have occurred which would limit the Plan’s ability to transact at contract.